Supplement to the
Fidelity Advisor® Value Strategies Fund
Class K
January 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Friedman (portfolio manager) has managed the fund since September 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Friedman is portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

SOI-K-16-01 1.900393.106	September 29, 2016

Supplement to the
Fidelity Advisor® Value Strategies Fund
January 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Friedman (portfolio manager) has managed the fund since September 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Friedman is portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

SOI-16-01 1.708013.128	September 29, 2016

Supplement to the
Fidelity Advisor® Value Strategies Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Friedman (portfolio manager) has managed the fund since September 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Friedman is portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

SO-16-02 1.751427.133	September 29, 2016

Supplement to the
Fidelity Advisor® Value Strategies Fund
Class I
January 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Friedman (portfolio manager) has managed the fund since September 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Friedman is portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

ISO-16-01 1.751426.128	September 29, 2016